Intangible Assets, Net - Schedule of Estimated Amortization Expense Related to the Existing Intangible Assets (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
For the year ending December 31, 2021	¥ 4,182	$ 641
2022	3,285	503
2023	1,752	269
2024	286	44
2025	¥ 14	$ 2